Employee Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2019
EMPLOYEE BENEFIT OBLIGATIONS
Summary of Post-Employment Obligations Associated with Defined Benefits Plan

Post-employment obligations	12-31-2019	12-31-2018
	ThCh$	ThCh$
Post-employment obligations long term	19,143,273	14,610,975
Compensation for years of services	14,354,260	9,872,878
Health Plans	3,063,854	3,143,113
Energy Supply Plans	1,725,159	1,594,984

Total Post-employment obligations, net	19,143,273	14,610,975

Summary of Changes in Post-Employment Defined Benefit Obligations

Actuarial Value of Post-employment Obligations	ThCh$
Balance as of December 31, 2017	14,875,948
Current service cost	680,467
Net interest cost	695,935
Actuarial gains from changes in financial assumptions	145,338
Actuarial gains from changes in seniority adjustments	179,914
Contributions paid by the Company	(1,925,219)
Past service costs	(39,060)
Transfer of personnel	(2,348)
Closing balance as of December 31, 2018	14,610,975
Current service cost	756,654
Net interest cost	747,373
Actuarial gains from changes in financial assumptions	1,250,166
Actuarial gains from changes in seniority adjustments	2,396,539
Contributions paid by the Company	(1,251,195)
Past service costs	760,068
Transfer of personnel	(127,307)
Closing balance as of December 31, 2019	19,143,273

Summary of Defined Benefit Plans Expense Recognized in Statements of Comprehensive Income

	For the year ended
	12-31-2019	12-31-2018	12-31-2017
Expense Recognized in Comprehensive Income Statement	ThCh$	ThCh$	ThCh$
Current service cost for defined benefits plan	756,654	680,467	790,850
Interest cost for defined benefits plan	747,373	695,935	691,075
Past service costs	760,068	(39,060)	—
Expenses recognized in the Statement of Income	2,264,095	1,337,342	1,481,925
Losses from remeasurement of defined benefit plans	3,646,705	325,252	(251,976)
Total expense recognized in Comprehensive Income Statement	5,910,800	1,662,594	1,229,949

Summary of Assumptions Used in Actuarial Calculation of Defined Benefits

	Chile
Actuarial assumptions	12-31-2019	12-31-2018
Discount rates used	3.40%	4.70%
Expected rate of salary increases	3.80%	3.80%
Mortality tables	CB-H-2014 y RV-M-2014	CB-H-2014 y RV-M-2014
Expected rotation rate	5.4%	4.0%

Summary of Expected Flow for Benefits for Next 10 Years

Years	ThCh$
1	2,022,131
2	1,865,173
3	1,639,401
4	1,324,178
5	1,835,230
6 to 10	6,834,655